Movements in borrowings and lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Borrowings and lease liabilities
Beginning balance	$ 1,173,296	$ 570,188
Drawdown of trust receipts	1,145,290	1,076,844
Additions	721,468	35,917
Interest expense	30,070	11,521
Lease modifications	(72,732)	16,396
Less: Interest paid	(29,718)	(11,948)
Less: Payment of financing fees	(2,790)
Less: Principal repayment	(671,294)	(146,631)
Less: Repayment of trust receipts	(1,159,778)	(1,102,162)
Ending balance	1,133,812	450,125
Borrowings
Borrowings and lease liabilities
Beginning balance	942,008	412,349
Drawdown of trust receipts	1,145,290	1,076,844
Additions	721,468	17,076
Interest expense	25,749	7,981
Less: Interest paid	(25,397)	(8,408)
Less: Payment of financing fees	(2,790)
Less: Principal repayment	(620,988)	(98,338)
Less: Repayment of trust receipts	(1,159,778)	(1,102,162)
Ending balance	1,025,562	305,342
Lease liabilities
Borrowings and lease liabilities
Beginning balance	231,288	157,839
Additions		18,841
Interest expense	4,321	3,540
Lease modifications	(72,732)	16,396
Less: Interest paid	(4,321)	(3,540)
Less: Principal repayment	(50,306)	(48,293)
Ending balance	$ 108,250	$ 144,783